Property, Equipment, Assets Held for Sale, Operating Leases, and Sale-Leaseback Transactions 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS [Abstract]
Schedule of property, plant and equipment, net
Property and equipment, net, is comprised of the following (in thousands):

	December 4, 2012	June 5, 2012
Land	$235,522	$244,498
Buildings	468,474	494,537
Improvements	408,436	421,143
Restaurant equipment	255,228	276,576
Other equipment	90,916	95,400
Construction in progress and other*	28,906	26,473
	1,487,482	1,558,627
Less accumulated depreciation	576,584	592,022
	$910,898	$966,605

* Included in Construction in progress and other as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets held for sale that are not classified as such in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.

Property and equipment, net, is comprised of the following (in thousands):

	2012	2011
Land	$244,498	$256,761
Buildings	494,537	512,177
Improvements	421,143	427,169
Restaurant equipment	276,576	279,319
Other equipment	95,400	93,944
Construction in progress and other*	26,473	28,077
	1,558,627	1,597,447
Less accumulated depreciation	592,022	566,296
	$966,605	$1,031,151

Schedule by year of future minimum lease and sub-lease payments required under operating leases and noncancelable sub-lease agreements
The following is a schedule by year of future minimum lease payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of June 5, 2012 (in thousands):

2013	$45,873
2014	42,255
2015	38,239
2016	33,822
2017	30,328
Subsequent years	170,096
Total minimum lease payments	$360,613

The following schedule shows the future minimum sub-lease payments contractually due from franchisees and others for the next five years and thereafter under noncancelable sub-lease agreements (in thousands):

	Franchisees	Others	Total
2013	$357	$143	$500
2014	201	125	326
2015	117	125	242
2016	93	73	166
2017	93	-	93
Subsequent years	172	-	172
Total minimum sub-lease payments	$1,033	$466	$1,499

Minimum and contingent rent expense and sublease rental income under operating leases
The following table summarizes our minimum and contingent rent expense and our sublease rental income under our operating leases (in thousands):

	2012	2011	2010
Minimum rent	$48,420	$43,841	$43,474
Contingent rent	822	741	424
	49,242	44,582	43,898
Sublease rental income	(416)	(1,217)	(3,218)
	$48,826	$43,365	$40,680